DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	47,309	48,058
Restricted cash	—	24
Short-term investments	—	81,233
Accounts receivable	16,893	36,726
Prepayments and other current assets	45,893	35,897
Amounts due from inter-companies	160,413	181,880
Total current assets	270,508	383,818
Non-current assets
Long-term investments	51,090	—
Property and equipment, net	2,814	1,357
Operating lease right-of-use assets	44,164	24,982
Other non-current assets	4,600	3,062
Total non-current assets	102,668	29,401
Total assets	373,176	413,219
LIABILITIES
Current liabilities
Accounts payable	108,553	160,865
Deferred revenue	56,768	60,541
Amounts due to inter-companies	457,895	465,171
Operating lease liabilities, current	12,770	9,728
Accrued expenses and other current liabilities	30,035	24,053
Total current liabilities	666,021	720,358
Non-current liabilities
Operating lease liabilities, non-current	29,395	12,879
Total non-current liabilities	29,395	12,879
Total liabilities	695,416	733,237

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total revenues	1,097,261	1,033,333	961,102
Net income (loss)	101,738	38,093	(2,644)
Net cash used in operating activities	(79,526)	(54,081)	(44,071)
Net cash provided by (used in) investing activities	(68,853)	59,755	(41,820)
Net cash provided by (used in) financing activities	101,641	(72,672)	86,664
Net increase (decrease) in cash, cash equivalents and restricted cash	(46,738)	(66,998)	773
Cash and cash equivalents at the beginning of the year	161,045	114,307	47,309
Cash, cash equivalents and restricted cash at the end of the year	114,307	47,309	48,082